Goodwill, acquisitions and disposals - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of Goodwill acquisitions and disposals [Line Items]
(Decrease) increase in Goodwill by subsidiary undertaking	£ (2,050.5)	£ 49.3
Goodwill impairment	2,520.8		£ 47.7
Goodwill foreign currency translation difference	£ 473.3
Projection period for determining impairment of goodwill	5 years
Global Integrated Agencies Segment [member]
Disclosure of Goodwill acquisitions and disposals [Line Items]
Goodwill impairment	£ 1,630.9
Public Relation Agencies Segment [member]
Disclosure of Goodwill acquisitions and disposals [Line Items]
Goodwill impairment	144.8
Specialist Agencies Segment [member]
Disclosure of Goodwill acquisitions and disposals [Line Items]
Goodwill impairment	£ 745.1
Bottom of range [member]
Disclosure of Goodwill acquisitions and disposals [Line Items]
Revenue less pass through costs compound annual growth rate	2.50%
Average operating margins	6.60%
Top of range [member]
Disclosure of Goodwill acquisitions and disposals [Line Items]
Revenue less pass through costs compound annual growth rate	5.00%
Average operating margins	19.00%
First Step [member]
Disclosure of Goodwill acquisitions and disposals [Line Items]
Pre-tax discount rate	13.50%		8.50%
Pre-tax discount rate	For smaller CGUs that operate primarily in a particular region subject to higher risk, the higher of 13.5% or 100 basis points above the regional discount rate was used in the first step.
Assumed annual long-term growth rate	0.00%		3.00%
First Step [member] | Global Networks [member]
Disclosure of Goodwill acquisitions and disposals [Line Items]
Pre-tax discount rate	13.50%
Second Step [member]
Disclosure of Goodwill acquisitions and disposals [Line Items]
Assumed annual long-term growth rate	2.00%		3.00%
Management forecasts for a projection period	five-years
Pre-tax discount rate for global CGUs [member]
Disclosure of Goodwill acquisitions and disposals [Line Items]
Pre-tax discount rate	12.50%
Bottom of range of Pre-tax discount rates for Global CGUs [member].
Disclosure of Goodwill acquisitions and disposals [Line Items]
Pre-tax discount rate			6.30%
Top of range of Pre-tax discount rates for Global CGUs [member]
Disclosure of Goodwill acquisitions and disposals [Line Items]
Pre-tax discount rate			7.40%
Range Of Pretax Discount Rates For Regional Specific Cash Generating Units [member] | Bottom of range [member]
Disclosure of Goodwill acquisitions and disposals [Line Items]
Pre-tax discount rate	10.80%		4.10%
Range Of Pretax Discount Rates For Regional Specific Cash Generating Units [member] | Top of range [member]
Disclosure of Goodwill acquisitions and disposals [Line Items]
Pre-tax discount rate	19.30%		13.60%